Share capital	3 Months Ended
Mar. 31, 2023
Share capital
Share capital
3.	Share capital:

(a)

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 15,000,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As of March 31, 2023, 8,820,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the three-month period ended March 31, 2023 and for options outstanding and exercisable at the end of the three-month period ended March 31, 2023, the weighted average exercise price and the weighted average years to expiration.

		Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2022	6,080,000	$1.76	2.92
Expired	–	–	–
Cancelled	–	–	–
Granted	100,000	0.30	6.90
Outstanding, March 31, 2023	6,180,000	$1.74	2.74
Options exercisable	6,163,333	$1.73	2.73
(c)	Stock-based compensation:

Stock -based compensation includes stock and stock option granted to employees and contractors for their service.

	Three months
	ended March 31,
Employee expense	2023	2022
Stock and stock option compensation granted in
2015	-	62,267
2020	32,369	32,369
2023	37,096	-
Total stock-based compensation expense recognized	$69,465	$94,636

The stock and stock option -based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three months
	ended March 31,
	2023	2022
Stock-based compensation pertaining to general and administrative expenses	$37,096	$31,133
Stock-based compensation pertaining to research and development expenses	32,369	63,503
Total	$69,465	$94,636

(d)	Warrants:

In the first quarter of 2022, the Corporation issued 3,878,789 investor warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.00 with a five year term. In addition, the Company issued Placement Agent (or its assigns) warrants to purchase up to 193,939 shares of common stock at an exercise price of $2.06 per share, The Placement Agent Warrants are immediately exercisable and will expire on the five-year anniversary of the Effective Date, The warrants were recorded as part of additional paid in capital at a total of $1,877,608.